Goodwill and Other Assets	12 Months Ended
Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Goodwill and Other Assets

15. GOODWILL AND OTHER ASSETS
Goodwill and other assets consist of:

	December 31, 2019	December 31, 2018
Goodwill	$3,057	$3,057
Other assets	1,930	2,163
	$4,987	$5,220